Income tax - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Withholding tax	$ 10,000	$ 1,875,000	$ 2,250,000
Accumulated tax losses available for offset against future taxable profits	349,417,000
Deferred tax liability	173,000	$ 264,000	$ 258,000	$ 138,000
Current tax liabilities, current	2,827,000
Increase in Tax Expense At Applicable Tax Rate	$ 4,280,000
Applicable tax rate	25.00%
Deferred Tax Asset Utilized	$ 28,658,000